Income from operations - Other business income (expenses) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income from operations [Abstract]
Gains on disposals of investments	€ 0	€ 69	€ 45
Losses on disposals of investments	0	2	0
Gains on disposals of non-current assets	2	5	20
Losses on disposals of non-current assets	0	0	1
Gains on disposals of other remaining business	121	81	23
Losses on disposals of other remaining business	30	88	32
Impairment of goodwill	144	97
Other gains (losses)	(50)	(34)	55
Other income	123	155	88
Other expense, by function	€ 173	€ 188	€ 33